Fair value measurements (Details) - Schedule of fair value instruments - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Carry Amount [Member]
Fair value measurements (Details) - Schedule of fair value instruments [Line Items]
Bank credit agreement	$ 65,871	$ 93,388	$ 95,816
Convertible notes payable		32,930	25,000
Fair Value [Member]
Fair value measurements (Details) - Schedule of fair value instruments [Line Items]
Bank credit agreement	67,621	92,363	95,816
Convertible notes payable		$ 43,303	$ 25,000